Share-Based Compensation (Details)	9 Months Ended
Sep. 30, 2020 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Expected volatility of the share prices (%)	66.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.80%
Expected life of share options (years)	7 years
Share price (NIS)	₪ 18
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.70%
Expected life of share options (years)	6 years
Share price (NIS)	₪ 7.05